Employee Benefit Plans (Summary of Changes in Pension and Other Postretirement Benefit Plans) (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in fair value of plan assets:
Actual return (loss) on plan assets		$ 1,600,000,000	$ 534,000,000
Employer contributions		0
Dominion Energy Gas Holdings, LLC
Changes in fair value of plan assets:
Actual return (loss) on plan assets		335,000,000	130,000,000
Employer contributions		0
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year		8,132,000,000	6,391,000,000
Dominion Energy Questar Combination			817,000,000
Service cost		138,000,000	118,000,000	$ 126,000,000
Interest cost		345,000,000	317,000,000	287,000,000
Benefits paid		(323,000,000)	(286,000,000)
Actuarial (gains) losses during the year		830,000,000	784,000,000
Plan amendments	[1]	5,000,000
Settlements and curtailments	[2]	(75,000,000)	(9,000,000)
Benefit obligation at end of year		9,052,000,000	8,132,000,000	6,391,000,000
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year		7,016,000,000	6,166,000,000
Dominion Energy Questar Combination			704,000,000
Actual return (loss) on plan assets		1,327,000,000	426,000,000
Employer contributions		118,000,000	15,000,000
Benefits paid		(323,000,000)	(286,000,000)
Settlements	[2]	(76,000,000)	(9,000,000)
Fair value of plan assets at end of year		8,062,000,000	7,016,000,000	6,166,000,000
Funded status at end of year		(990,000,000)	(1,116,000,000)
Noncurrent pension and other postretirement benefit assets		1,117,000,000	930,000,000
Other current liabilities		(8,000,000)	(43,000,000)
Noncurrent pension and other postretirement benefit liabilities		(2,099,000,000)	(2,003,000,000)
Net amount recognized		$ (990,000,000)	$ (1,116,000,000)
Changes in benefit obligation:
Weighted average rate of increase for compensation		4.09%	4.09%
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year		$ 683,000,000	$ 608,000,000
Service cost		15,000,000	13,000,000	15,000,000
Interest cost		30,000,000	30,000,000	27,000,000
Benefits paid		(33,000,000)	(32,000,000)
Actuarial (gains) losses during the year		78,000,000	64,000,000
Benefit obligation at end of year		773,000,000	683,000,000	608,000,000
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year		1,542,000,000	1,467,000,000
Actual return (loss) on plan assets		294,000,000	107,000,000
Benefits paid		(33,000,000)	(32,000,000)
Fair value of plan assets at end of year		1,803,000,000	1,542,000,000	1,467,000,000
Funded status at end of year		1,030,000,000	859,000,000
Noncurrent pension and other postretirement benefit assets		1,030,000,000	859,000,000
Net amount recognized		$ 1,030,000,000	$ 859,000,000
Changes in benefit obligation:
Discount rate		3.81%	4.50%
Weighted average rate of increase for compensation		4.11%	4.11%
Pension Benefits | Minimum
Changes in benefit obligation:
Discount rate		3.80%	3.31%
Pension Benefits | Maximum
Changes in benefit obligation:
Discount rate		3.81%	4.50%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year		$ 1,478,000,000	$ 1,430,000,000
Dominion Energy Questar Combination			85,000,000
Service cost		26,000,000	31,000,000	40,000,000
Interest cost		60,000,000	65,000,000	67,000,000
Benefits paid		(83,000,000)	(83,000,000)
Actuarial (gains) losses during the year		119,000,000	166,000,000
Plan amendments	[1]	(73,000,000)	(216,000,000)
Settlements and curtailments	[2]	2,000,000
Benefit obligation at end of year		1,529,000,000	1,478,000,000	1,430,000,000
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year		1,512,000,000	1,382,000,000
Dominion Energy Questar Combination			45,000,000
Actual return (loss) on plan assets		236,000,000	108,000,000
Employer contributions		13,000,000	12,000,000
Benefits paid		(32,000,000)	(35,000,000)
Fair value of plan assets at end of year		1,729,000,000	1,512,000,000	1,382,000,000
Funded status at end of year		200,000,000	34,000,000
Noncurrent pension and other postretirement benefit assets		261,000,000	148,000,000
Other current liabilities			(5,000,000)
Noncurrent pension and other postretirement benefit liabilities		(61,000,000)	(109,000,000)
Net amount recognized		$ 200,000,000	$ 34,000,000
Changes in benefit obligation:
Discount rate		3.76%
Weighted average rate of increase for compensation			3.29%
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year		$ 320,000,000	$ 292,000,000
Service cost		4,000,000	5,000,000	7,000,000
Interest cost		12,000,000	14,000,000	14,000,000
Benefits paid		(19,000,000)	(19,000,000)
Actuarial (gains) losses during the year		34,000,000	28,000,000
Plan amendments	[1]	(61,000,000)
Benefit obligation at end of year		290,000,000	320,000,000	292,000,000
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year		299,000,000	283,000,000
Actual return (loss) on plan assets		41,000,000	23,000,000
Employer contributions		12,000,000	12,000,000
Benefits paid		(19,000,000)	(19,000,000)
Fair value of plan assets at end of year		333,000,000	299,000,000	$ 283,000,000
Funded status at end of year		43,000,000	(21,000,000)
Noncurrent pension and other postretirement benefit assets		57,000,000
Noncurrent pension and other postretirement benefit liabilities	[3]	(14,000,000)	(21,000,000)
Net amount recognized		$ 43,000,000	$ (21,000,000)
Changes in benefit obligation:
Discount rate		3.76%	4.47%
Other Postretirement Benefits | Minimum
Changes in benefit obligation:
Discount rate			3.92%
Weighted average rate of increase for compensation		3.95%
Other Postretirement Benefits | Maximum
Changes in benefit obligation:
Discount rate			4.47%
Weighted average rate of increase for compensation		4.11%

[1]	2017 amounts relate primarily to a plan amendment that changed post-65 retiree medical coverage for certain current and future Local 69 retirees effective July 1, 2017. 2016 amount relates primarily to a plan amendment that changed post-65 retiree medical coverage for certain current and future Local 50 retirees effective April 1, 2017.
[2]	2017 amount relates primarily to settlement and curtailment as a result of the voluntary and involuntary separation programs at Dominion Energy Questar. 2016 amount relates primarily to a settlement for certain executives.
[3]	Reflected in other deferred credits and other liabilities in Dominion Energy Gas' Consolidated Balance Sheets.